Net Operating Loss by Year of Expiration (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 25, 2011
Operating Loss Carryforwards [Line Items]
Net operating loss	$ 17,602
Year expiring	2031
2006
Operating Loss Carryforwards [Line Items]
Net operating loss	458
Year expiring	2026
2007
Operating Loss Carryforwards [Line Items]
Net operating loss	2,441
Year expiring	2027
2008
Operating Loss Carryforwards [Line Items]
Net operating loss	4,293
Year expiring	2028
2009
Operating Loss Carryforwards [Line Items]
Net operating loss	2,883
Year expiring	2029
2010
Operating Loss Carryforwards [Line Items]
Net operating loss	3,144
Year expiring	2030
2011
Operating Loss Carryforwards [Line Items]
Net operating loss	$ 4,383
Year expiring	2031